THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

65.74%	EXCHANGE TRADED FUNDS
1.62%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	22,907	$ 1,250,264
	Vanguard Intermediate-Term Bond ETF	34,962	3,246,222

			4,496,486
8.20%	BROAD MARKET

	iShares Core Dividend Growth ETF	86,349	3,870,162
	JPMorgan US Value Factor ETF	151,059	4,509,111
	The SPDR S&P 1500 Value Tilt ETF	16,947	2,055,503
	Vanguard Extended Market ETF	74,517	12,271,460

			22,706,236
2.10%	CONVERTIBLE BOND

	iShares Convertible Bond ETF	60,088	5,801,496
2.95%	CORPORATE

	iShares Fallen Angels USD Bond ETF	74,044	2,178,908
	iShares Intermediate Term Corporate Bond ETF	17,611	1,088,184
	SPDR Portfolio High Yield Bond ETF	92,263	2,443,586
	The iShares Broad USD High Yield Corporate Bond ETF	59,212	2,443,087

			8,153,765
1.06%	CORPORATE HIGH YIELD

	Vanguard Intermediate-Term Corporate Bond ETF	30,190	2,932,657
1.10%	EMERGING MARKETS

	Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	24,437	1,375,957
	WisdomTree Emerging Markets ex-State-Owned Enterprise ETF	41,926	1,663,204

			3,039,161
1.33%	FIXED INCOME EMERGING MARKET

	Vanguard Emerging Markets Government Bond ETF	44,724	3,680,785
5.96%	GLOBAL MARKETS

	Vanguard Total World Stock ETF	178,231	16,500,626
0.73%	GOVERNMENT
	SPDR Bloomberg Barclays International Bond ETF	65,130	2,034,010
1.62%	HEALTH CARE

	Invesco DWA HealthCare Momentum ETF	3,546	567,573
	The Principal Healthcare Innovators Index ETF	66,505	3,904,509

			4,472,082
0.08%	INFLATION PROTECTED

	Schwab U.S. Tips ETF	3,507	217,715
10.45%	INTERNATIONAL

	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	64,694	2,235,825
	Renaissance International IPO ETF	43,218	1,580,482
	Schwab Fundamental International Large Company Index ETF	36,960	1,082,189
	Schwab International Small-Cap Equity ETF	182,777	6,881,554
	SPDR Portfolio Developed world (ex-US) ETF	264,011	8,910,371
	Vanguard FTSE All World ex US Small Cap ETF	56,434	6,875,919
	Vanguard FTSE Developed Markets ETF	17,460	824,287
	Vanguard Total International Stock ETF	9,118	548,539

			28,939,166
17.41%	LARGE CAP

	Invesco QQQ Trust Series 1 EFT	11,007	3,453,336
	iShares Russell Top 200 ETF	15,184	1,370,963
	Schwab Fundamental Large Cap ETF	19,004	860,691
	Schwab U.S. Large-Cap Growth ETF	138,045	17,726,358
	Schwab U.S. Dividend Equity ETF	228,539	14,658,491
	SPDR Dow Jones Industrial Average ETF Trust	10738	3,283,573
	Vanguard Large-Cap EFT	38,951	6,845,249

			48,198,661

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

6.65%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	2,557	$978,001
	Schwab U.S. Mid-Cap ETF	85,578	5,834,708
	Vanguard Mega Cap Value ETF	26,370	3,136,975
	Vanguard Mid-Cap ETF	27,973	5,783,977
	Vanguard Mid-Cap Growth ETF	12,680	2,689,048

			18,422,709
2.80%	SMALL CAP

	Vanguard Russell 2000 Value ETF	2,346	271,057
	Vanguard Small-Cap ETF	3,574	695,786
	Vanguard Small-Cap Growth ETF	10,585	2,833,181
	Vanguard Small-Cap Value ETF	27,786	3,951,447

			7,751,471
1.68%	TECHNOLOGY

	SPDR FactSet Innovative Technology ETF	7,483	1,609,518
	SPDR NYSE Technology ETF	21,606	3,054,008

			4,663,526
65.74%	TOTAL EXCHANGE TRADED FUNDS		182,010,552
33.48%	MUTUAL FUNDS

0.76%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	56,121	681,305
	Delaware Strategic Income Fund Institutional Class	31,520	272,335
	Nuveen Strategic Income Fund R6 Class	53,049	599,988
	Wells Fargo Core Plus Bond Fund R6 Class	40,043	545,388
	\		2,099,016
2.60%	BANK LOANS

	Shenkman Capital Floating Rate High Income Fund Institutional Class	620,131	5,835,437
	T. Rowe Price Institutional Floating Rate Fund	140,036	1,356,953

			7,192,390
0.19%	BLEND BROAD MARKET

	U.S. Vector Equity Portfolio Institutional Class	25,488	527,865
8.48%	BLEND LARGE CAP

	DFA Enhanced U.S. Large Company Portfolio Institutional Class	90,208	1,359,438
	DFA U.S. Large Company Portfolio Institutional Class	105,959	2,982,751
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	26,925	855,939
	Schwab S&P 500 Index Fund	318,187	18,270,270

			23,468,398
1.59%	BLEND SMALL CAP

	Fidelity Small Cap Index	176,381	4,405,996
0.61%	CONVERTIBLE

	AllianzGI Convertible Fund Institutional Class	39,381	1,700,076
3.53%	EMERGING MARKET STOCK

	American Funds New World Fund F3 Class	1,638	144,074
	Fidelity Emerging Markets Index Fund	609,278	7,762,200
	JPMorgan Emerging Markets Equity Fund R6 Class	18,707	823,462
	Vanguard Emerging Markets Bond Fund Admiral Class	36,561	1,039,799

			9,769,535
1.12%	FOREIGN AGGREGATE

	Delaware Diversified Income Fund R6 Class	57,405	543,626
	Dodge & Cox Global Bond Fund	211,079	2,551,951

			3,095,577
0.23%	FOREIGN BLEND

	Baillie Gifford International Growth Fund Institutional Class	29,756	641,535
5.86%	FOREIGN GROWTH

	American Funds SMALLCAP World Fund F3 Class	35,761	2,888,737
	Artisan International Small-Mid Fund Institutional Class	42,150	865,757
	Invesco Oppenheimer Global Opportunities Fund R6 Class	35,889	2,902,352
	Vanguard International Growth Fund Admiral Class	59,730	9,574,049

			16,230,895
3.21%	FOREIGN VALUE

	Vanguard International Value Fund Investor Class	220,687	8,882,655
1.01%	GROWTH BROAD MARKET

THE E-VALUATOR GROWTH (70% - 85%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

	American New Perspective Fund R6 Class	46,164	2,793,875
3.38%	GROWTH LARGE CAP

	JPMorgan Large Cap Growth Fund R6 Class	22,595	1,410,808
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	133,012	6,562,818
	Vanguard U.S. Growth Fund Admiral Class	8,175	1,389,572

			9,363,198
0.55%	GROWTH SMALL CAP

	Franklin Small Cap Growth R6 Class	18,136	562,768
	JPMorgan Small Cap Growth Fund R6 Class	31,506	971,013

			1,533,781
0.28%	HIGH YIELD BOND

	AB GlexFree High Yield Portfolio Advisor Class	78,260	776,340
0.08%	INFLATION PROTECTED

	DFA Inflation Protected Securities Portfolio Institutional Class	8,329	110,270
	DFA LTIP Portfolio Institutional Class	9,426	112,454

			222,724

33.48%	TOTAL MUTUAL FUNDS		92,703,856
0.83%	MONEY MARKET FUNDS

	Goldman Sachs FS Government Fund, Institutional 0.03%*	2,282,033	2,282,033

100.05%	TOTAL INVESTMENTS		276,996,441
(0.05%)	Liabilities, in excess of other assets		(131,623)
100.00%	NET ASSETS
			$ 276,864,818

* Effective 7 day yield as of December 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$182,010,552	$-	$-	$182,010,552
Mutual Funds	92,703,856	-	-	92,703,856
Money Market Funds	2,282,033	-	-	2,282,033

Total Investments	$276,996,441	$-	$-	$276,996,441

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.

At December 31, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $236,926,641 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$40,103,926
Gross unrealized depreciation	(34,125)
Net unrealized appreciation
$40,069,800